Shareholder Report, Average Annual Return (Details) 195699_F-m Compoundr U.S. Aggregate Bond ETF_TF_TSR Annual {TF}	12 Months Ended	13 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
F/m Compoundr U.S. Aggregate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	F/m Compoundr U.S. Aggregate Bond ETF
Average Annual Return, Percent	1.12%	1.48%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	2.27%
Nasdaq Compoundr U.S. Aggregate Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq Compoundr U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	1.86%	2.22%